Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 07, 2016
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MONEY MARKET TRUST
CIK	dei_EntityCentralIndexKey	0000703642
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 07, 2016
Effective Date	dei_DocumentEffectiveDate	Oct. 07, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016